Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related-Party Transactions	Note 10. Related-Party Transactions Convertible notes payable, related party: See Note 6.

Note 7. Related Party Transactions

Convertible notes payable, related party: See Note 4.

Consulting agreement – During the year ended December 31, 2019, the Company entered into a consulting agreement with the shareholder referenced in relation to Convertible Promissory Note 3 in Footnote 4. The terms of the agreement provide that in exchange for certain consulting services the consultant received 300,000 shares of Common Stock immediately upon execution of the agreement. Further the agreement provides for the granting of 75,000 additional shares annually beginning on the effective date of the agreement. As of December 31, 2020 and December 31, 2019, 450,000 and 375,000 shares respectively, had been granted under the agreement.

Subsequent events: See Note 9.